Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following:

	September 30, 2026	December 31, 2025
Brands	$171,903	$175,649
Software development costs	1,139,894	1,083,801
Customer relationships	1,591,843	1,599,386
Computer software	44,306	46,241
Gross carrying value	$2,947,946	$2,905,077

Brands	148,872	139,345
Software development costs	901,616	823,006
Customer relationships	1,103,707	1,026,285
Computer software	40,721	42,391
Accumulated amortization	$2,194,916	$2,031,027
Intangible assets, net	$753,030	$874,050